Taxes, Reconciliation of Loss Before Tax to Income Tax Expense (Details) $ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2024 USD ($)		Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
The prima facie tax benefit on loss before tax differs from the income tax expense [Abstract]
Loss before tax		$ (146,443)	[1]	$ (221,083)	$ (79,223)	$ (47,821)
Benefit at the Irish statutory income tax rate of 25% (2023 and 2022: 30% at the Australian statutory income tax rate)*	[2]			55,271	23,767	14,346
Tax impact of [abstract]
Non-deductible expenses				(13,599)	(4,859)	(5,083)
Non-assessable income				1,796	0	0
Impact of different tax rates in foreign jurisdictions				8,641	29	54
Current year taxable losses and other temporary differences not recognized				(52,109)	(18,937)	(9,317)
Income tax expense		$ 0	[1]	$ 0	$ 0	$ 0
Statutory income tax rate		25.00%		25.00%	30.00%	30.00%
Australian corporate tax rate		30.00%		30.00%

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars
[2]	Carbon Revolution PLC is domiciled in Ireland pursuant to the Transaction. Prior comparatives reflect the Australian corporate tax rate of 30%, being the tax rate of Carbon Revolution Limited as predecessor. Refer to note 6.7 for details of the Transaction.